SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY,
 AND MASTERS EXTRA II NY

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY,
 AND MASTERS FLEX NY

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 21, 2007
FOR REGATTA-NY, REGATTA GOLD-NY, AND FUTURITY NY

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY, AND
COLUMBIA ALL-STAR FREEDOM NY

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003
FOR REGATTA EXTRA NY AND FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

Effective immediately, the following changes have been made to the Prospectuses and Statements of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company of New York
P.O. Box 758581
Topeka, KS 66675-8581

The Service Office overnight mailing address is:

Delaware Life Insurance Company of New York
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.